UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479
                                                     ---------

                             UBS Event Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                          UBS EVENT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------


                                                                                                             REALIZED AND
                                                                                                 % OF          UNREALIZED
                                                                                                MEMBERS'    GAIN(LOSS) FROM
INVESTMENT FUND                                         COST             FAIR VALUE             CAPITAL        INVESTMENTS
-----------------------------------------           ------------        ------------           ---------    ----------------

North Run Qualified Partners, L.P.                  $ 17,000,000        $ 23,464,972             5.74 %       $   (823,334)
Pershing Square, L.P.                                  3,000,000           1,642,322             0.40              (74,599)
Steel Partners Japan Strategic Fund, L.P.             10,000,000           8,900,698             2.18           (1,510,950)
The Children's Investment Fund, L.P.                  11,000,000          21,305,178             5.21           (2,314,304)
Wesley Capital QP, L.P.                               15,000,000          23,004,259             5.62           (1,176,993)
                                                    ------------        ------------            -----         ------------
 LONG/SHORT EQUITY SUBTOTAL                         $ 56,000,000        $ 78,317,429            19.15 %       $ (5,900,180)

Davidson Kempner Partners, L.P.                     $ 24,000,000        $ 24,770,633             6.06 %       $   (741,587)
OZ Domestic Partners, L.P.                             8,577,699          22,120,973             5.41             (225,142)
OZ Domestic Partners, L.P. (Side Pocket)               5,922,301           7,744,839             1.89              (73,243)
                                                    ------------        ------------            -----         ------------
 MULTI-STRATEGY SUBTOTAL                            $ 38,500,000        $ 54,636,445            13.36 %       $ (1,039,972)

Aspen Partners, L.P., Series A                      $         --           $ 560,829             0.14 %       $   (221,517)
Harbinger Capital Partners Fund I, L.P.                       --          33,396,696             8.17            3,198,106
Highland Credit Strategies Fund, Ltd.                 12,000,000          12,700,572             3.11           (3,215,393)
Marathon Distressed Subprime                          10,000,000           9,554,221             2.34             (543,015)
Subprime Credit Strategies Fund II, L.P.                      --                  --             0.00             (154,867)
Trilogy Financial Partners, L.P.                      18,000,000          24,539,030             6.00             (728,057)
                                                    ------------        ------------            -----         ------------
 DISTRESSED CREDIT SUBTOTAL                         $ 40,000,000        $ 80,751,348            19.76 %       $ (1,664,743)

Amber Fund, Ltd.                                    $ 12,500,000        $ 18,728,164             4.58 %       $ (2,330,844)
Brookdale International Partners, L.P.                16,750,000          25,420,814             6.22              248,638
Cycladic Catalyst Fund, L.P.                          15,500,000           6,824,274             1.67           (2,985,269)
Gracie Capital, L.P.                                  11,000,000          16,269,784             3.98           (1,516,432)
JANA Partners Fund, L.P.                              15,000,000          17,539,538             4.29           (1,240,162)
JANA Piranha Fund, L.P.                                7,000,000           8,103,220             1.98             (496,299)
LaGrange Capital Partners, L.P.                       11,000,000           8,506,358             2.08           (1,944,139)
Pentwater                                             18,000,000          15,928,789             3.89           (1,363,641)
Seneca Capital, L.P.                                  14,000,000          24,252,792             5.93           (3,965,604)
Tala Partners II, L.P.                                 9,000,000          10,839,327             2.65             (142,430)
Trian Partners, L.P.                                  12,000,000          11,622,591             2.84             (377,409)
                                                    ------------        ------------            -----         ------------
 SPECIAL SITUATIONS SUBTOTAL                        $141,750,000        $164,035,651            40.11 %       $(16,113,591)
                                                    ------------        ------------            -----         ------------
TOTAL                                               $276,250,000        $377,740,873            92.38 %       $(24,718,486)
                                                    ============        ============            =====         ============




                                                                                                           DOLLAR AMOUNT OF FAIR
                                                   INITIAL                           FIRST AVAILABLE    VALUE FOR FIRST AVAILABLE
INVESTMENT FUND                                ACQUISITION DATE        LIQUIDITY*       REDEMPTION**            REDEMPTION
-----------------------------------------      ---------------      ---------------  ----------------   -------------------------

North Run Qualified Partners, L.P.                 12/1/2003           Quarterly
Pershing Square, L.P.                              6/1/2007            Annually
Steel Partners Japan Strategic Fund, L.P.          1/1/2006            Quarterly
The Children's Investment Fund, L.P.               11/1/2005           Annually          12/31/2008***           21,305,178
Wesley Capital QP, L.P.                            9/1/2004            Quarterly

 LONG/SHORT EQUITY SUBTOTAL

Davidson Kempner Partners, L.P.                    10/1/2006           Annually
OZ Domestic Partners, L.P.                         10/1/2001           Annually
OZ Domestic Partners, L.P. (Side Pocket)           10/1/2001              N/A

 MULTI-STRATEGY SUBTOTAL

Aspen Partners, L.P., Series A                     1/1/2002            Annually
Harbinger Capital Partners Fund I, L.P.            5/1/2002            Quarterly
Highland Credit Strategies Fund, Ltd.              4/1/2006            Quarterly
Marathon Distressed Subprime                       9/1/2007         Every 18 months
Subprime Credit Strategies Fund II, L.P.           11/1/2006           Quarterly
Trilogy Financial Partners, L.P.                   1/1/2003            Quarterly

 DISTRESSED CREDIT SUBTOTAL

Amber Fund, Ltd.                                   1/1/2006            Quarterly
Brookdale International Partners, L.P.             8/1/2005            Quarterly         6/30/2008***             5,646,875
Cycladic Catalyst Fund, L.P.                       4/1/2005            Quarterly
Gracie Capital, L.P.                               1/1/2002            Annually
JANA Partners Fund, L.P.                           1/1/2006            Quarterly
JANA Piranha Fund, L.P.                            3/1/2006            Quarterly
LaGrange Capital Partners, L.P.                    1/1/2005            Annually
Pentwater                                          10/1/2007           Annually
Seneca Capital, L.P.                               10/1/2001           Annually
Tala Partners II, L.P.                             10/1/2005          Semi-Annual
Trian Partners, L.P.                               1/1/2008            Annually          12/31/2010              11,622,591

 SPECIAL SITUATIONS SUBTOTAL

TOTAL


*   Available frequency of redemptions after initial lock up period.
**  If there is no date indicated, no restrictions exist for the corresponding investment fund.
*** The dollar amount of fair value for first available redemption can be redeemed commencing on the date listed.
    The remaining investment amount has no lock up or other redemption restrictions.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:


        --------------------------------------------------------------------------------------------------------
        VALUATION INPUTS                             INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        LEVEL 1 - QUOTED PRICES                                 $ --                         $         --
        --------------------------------------------------------------------------------------------------------
        LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             --                                   --
        --------------------------------------------------------------------------------------------------------
        LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS           --                          377,740,873
        --------------------------------------------------------------------------------------------------------
           TOTAL                                                $ --                         $377,740,873
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                     INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF DECEMBER 31, 2007                         $ --                         $404,535,815
        --------------------------------------------------------------------------------------------------------
           ACCRUED DISCOUNTS/PREMIUMS                             --                                   --
        --------------------------------------------------------------------------------------------------------
           REALIZED GAIN/LOSS                                     --                           11,076,456
        --------------------------------------------------------------------------------------------------------
           CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)       --                          (35,794,942)
        --------------------------------------------------------------------------------------------------------
           NET PURCHASES (SALES)                                  --                           (2,076,456)
        --------------------------------------------------------------------------------------------------------
           TRANSFERS IN AND/OR OUT OF LEVEL 3                     --                                   --
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF MARCH 31, 2008                            $ --                         $377,740,873
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Event Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.